Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity Investments
Committed in venture capital funds	€ 222	€ 267
Total commitments to make equity investment in other entities	961	1,100
Drawn made from total commitments to make equity investment in other entities	739	€ 833
2026/2025
Equity Investments
Committed in venture capital funds	€ 222